UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  Partner, General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     February 14, 2013

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:  $     621,638



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADVANCED AUTO PARTS, INC.          COM           00751Y106   24842   343358  SH       Sole                  343358
AVID TECHNOLOGY, INC.              COM           05367P100   54891  7241549  SH       Sole                 7241549
CAREER EDUCATION CORP.             COM           141665109   46895 13349411  SH       Sole                13349411
CBRE GROUP, INC.                   COM           12504L109  301798 15165741  SH       Sole                15165741
ITT EDUCATIONAL SERVICES, INC.     COM           45068b109   57787  3338337  SH       Sole                 3338337
MARRIOTT VACATIONS WORLDWIDE, CORP COM           57164Y107   21792   522966  SH       Sole                  522966
MONEYGRAM INTERNATIONAL, INC.      COM           60935Y208   25888  1947965  SH       Sole                 1947965
NEWELL RUBBERMAID, INC.            COM           651229106   20506   920770  SH       Sole                  920770
SEALED AIR CORP.                   COM           81211k100   10434   595907  SH       Sole                  595907
SEI INVESTMENTS COMPANY            COM           784117103   56805  2433815  SH       Sole                 2433815